Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2013
Registrant Name	dei_EntityRegistrantName	ASTON FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000912036
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	af
Document Creation Date	dei_DocumentCreationDate	May 12, 2014
Document Effective Date	dei_DocumentEffectiveDate	May 12, 2014
Prospectus Date	rr_ProspectusDate	May 12, 2014
ASTON/MONTAG & CALDWELL MID CAP GROWTH FUND | CLASS I SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AMMCX